4. Cash and Cash Equivalents and Financial Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents And Financial Investments Details
Cash and bank deposits in local currency	R$ 73,128	R$ 47,177
Cash and bank deposits in foreign currency	74,798	66,141
Financial investments considered cash equivalents in local currency, fixed income securities	4,821,605	3,837,807
Financial investments considered cash equivalents in foreign currency, fixed income securities	32,473	323,033
Total cash and cash equivalents	R$ 5,002,004	R$ 4,274,158	R$ 2,702,893	R$ 2,827,369